Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 02, 2023	Mar. 31, 2024	Apr. 02, 2023	Mar. 31, 2024	Dec. 31, 2023	Apr. 02, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Restricted cash balance		$ 3,800		$ 3,800	$ 3,800		$ 3,900
Deferred long-term service contract		1,100		1,100	1,200		1,300
Deferred commissions		5,100		5,100	$ 4,200		$ 2,800
Deferred revenue				1,300		$ 1,900
Direct offering costs		5,700
Percentage of gross revenues					55.00%		47.00%
Deferred revenue					$ 2,100		$ 3,900
Capitalized cost		8,464		8,464	7,928		5,954
Property and equipment, net		$ 4,495		$ 4,495	$ 4,317		3,476
Recognized income tax positions					50.00%
Impairment charges
Direct offering costs					5,700
Deferred transaction costs							1,100
Property, Plant and Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, net					3,800		2,700
Internal-use software development costs [Member]
Significant Accounting Policies [Line Items]
Capitalized cost					$ 1,900		$ 1,500
One Supplier [Member]
Significant Accounting Policies [Line Items]
Inventory purchases					40.00%
One Supplier [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance		99.00%
Two Supplier [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance	78.00%
Two Suppliers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance	10.00%
Three Suppliers [Member]
Significant Accounting Policies [Line Items]
Inventory purchases							74.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance		36.00%			38.00%		27.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance		76.00%	29.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance		19.00%			16.00%		18.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance			23.00%
Customer Two [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance					16.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance							14.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Accounts receivable balance			12.00%